Consolidated Income Statements - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Income Statements [abstract]
Sales	$ 681,491	$ 599,853
Cost of sales	534,695	394,376
Mine operating income	146,796	205,477
Other Expenses [abstract]
General and administration	61,456	45,360
Exploration and evaluation	1,225	1,012
Foreign exchange loss	8,866	6,092
Impairment of mineral properties, plant, and equipment	(182,842)
Write off of mineral properties	5,874
Other expenses	85	16,134
Operating expenses (income), total	260,348	68,598
Operating (loss) income	(113,552)	136,879
Other income (loss)
Interest and finance costs, net	(12,057)	(12,863)
Gain (loss) on derivatives	500	(2,751)
Roxgold transaction costs		(14,085)
Financial income (expense), total	(11,557)	(29,699)
Financing items
Interest income	(1,851)	(1,846)
Interest expense	8,885	10,246
(Loss) income before income taxes	(125,109)	107,180
Income taxes
Current income tax expense	35,783	51,651
Deferred income tax recovery	(24,986)	(3,870)
Total tax expense	10,797	47,781
Net (loss) income for the year	(135,906)	59,399
Net (loss) income attributable to:
Fortuna shareholders	(128,132)	57,877
Non-controlling interest	$ (7,774)	$ 1,522
(Loss) earnings per share
Basic	$ (0.44)	$ 0.24
Diluted	$ (0.44)	$ 0.23
Weighted average number of common shares outstanding during the period (000's)
Basic	291,281	237,998
Diluted	291,281	249,443